Segments	12 Months Ended
Dec. 31, 2013
SEGMENTS [Abstract]
Segments
25.	SEGMENTS

Based on the criteria established by ASC 280, the Group currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. The following tables depict the Group’s net revenues and long-term assets by geography according to where the services underlying the revenues were provided (regardless of the location of the game player) or where the assets are located or recognized.

	For the year ended December 31,
Revenues by geography	2011	2012	2013
	RMB	RMB	RMB
Net revenues derived in the PRC	5,016,708	4,419,983	3,781,776
Net revenues derived in Korea	161,977	155,934	352,412
Net revenues derived in all other countries	131,142	142,642	210,542
Total net revenues	5,309,827	4,718,559	4,344,730

Long-term assets by geography	December 31, 2012	December 31, 2013
	RMB	RMB
Long-term assets in the PRC	861,361	1,385,042
Long-term assets in Korea	703,313	632,854
Long-term assets in all other countries	69,574	50,157
Total long-term assets	1,634,248	2,068,053